Shareholder Report, Average Annual Return (Details) 193780_Innovator U.S. Equity Ultra Buffer ETF - April_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	79 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Equity Ultra Buffer ETF™ - April
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Ultra Buffer ETF - April NAV
Average Annual Return, Percent	7.32%	5.73%	4.36%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	16.12%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	15.91%	14.30%